Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents

	2020	2019
	RMB million	RMB million
Cash	—	1
Bank balances	7,651	1,349

	7,651	1,350